Schedule of Investments ─ IQ Healthy Hearts ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Australia — 0.5%
Ramsay Health Care Ltd.	1,281	$43,382

Canada — 1.1%
George Weston Ltd.	347	44,490
Loblaw Cos. Ltd.	467	46,961
Total Canada		91,451

China — 0.4%
China Traditional Chinese Medicine Holdings Co., Ltd.	86,128	32,943

Denmark — 5.2%
Novo Nordisk A/S, Class B	3,968	448,047

Germany — 2.0%
adidas AG	356	68,106
Fresenius SE & Co. KGaA	1,367	38,786
Puma SE	678	27,691
Siemens Healthineers AG	742	41,799
Total Germany		176,382

Ireland — 0.5%
Glanbia PLC	2,475	44,467

Italy — 0.5%
Moncler SpA	741	46,121

Japan — 2.1%
Asahi Intecc Co., Ltd.	2,167	41,976
Nihon Kohden Corp.	1,698	52,378
Sawai Group Holdings Co., Ltd.	1,261	48,301
Shimano, Inc.	275	40,175
Total Japan		182,830

Malaysia — 0.5%
IHH Healthcare Bhd	33,741	43,514

Netherlands — 0.5%
Basic-Fit NV*(a)	1,418	41,496

Spain — 0.5%
Fluidra SA	2,001	43,732

Sweden — 0.9%
Axfood AB	1,676	42,709
Thule Group AB	1,514	38,992
Total Sweden		81,701

Switzerland — 5.5%
Novartis AG	4,240	441,867
On Holding AG, Class A*	1,467	38,964
Total Switzerland		480,831

Taiwan — 0.9%
Feng TAY Enterprise Co., Ltd.	7,298	37,773
Giant Manufacturing Co., Ltd.	7,614	43,422
Total Taiwan		81,195

Thailand — 1.0%
Bangkok Dusit Medical Services PCL	56,472	43,773
Bumrungrad Hospital PCL	6,831	46,211
Total Thailand		89,984

United Kingdom — 5.5%
AstraZeneca PLC	3,250	434,564
Frasers Group PLC*	3,816	39,362
Total United Kingdom		473,926

United States — 72.1%
Abbott Laboratories	4,057	459,050
Acadia Healthcare Co., Inc.*	568	46,656
Alphabet, Inc., Class A*	3,053	427,725
Apple, Inc.	2,197	405,127
AtriCure, Inc.*	993	33,822
	Shares	Value
Common Stocks (continued)
United States (continued)
Boston Scientific Corp.*	3,270	$206,860
Bristol-Myers Squibb Co.	4,560	222,847
Centene Corp.*	1,185	89,242
Cytokinetics, Inc.*	1,307	102,116
Deckers Outdoor Corp.*	66	49,746
Dick's Sporting Goods, Inc.	339	50,535
Edwards Lifesciences Corp.*	1,340	105,150
Elevance Health, Inc.	524	258,563
Eli Lilly & Co.	694	448,053
Encompass Health Corp.	631	44,826
Garmin Ltd.	345	41,224
General Mills, Inc.	1,300	84,383
Hayward Holdings, Inc.*	3,508	43,920
HCA Healthcare, Inc.	436	132,936
Inari Medical, Inc.*	708	40,321
Johnson & Johnson	2,737	434,909
Kellanova	781	42,768
LivaNova PLC*	947	46,100
Medtronic PLC	2,979	260,782
Merit Medical Systems, Inc.*	578	45,257
Molina Healthcare, Inc.*	129	45,981
NIKE, Inc., Class B	3,877	393,632
Peloton Interactive, Inc., Class A*	7,927	44,074
Pentair PLC	661	48,365
Penumbra, Inc.*	179	45,142
Pfizer, Inc.	13,683	370,536
Planet Fitness, Inc., Class A*	638	43,231
Pool Corp.(a)	118	43,807
Rhythm Pharmaceuticals, Inc.*	1,206	53,197
Sanofi SA	2,540	257,587
Select Medical Holdings Corp.	1,770	46,002
Shockwave Medical, Inc.*	238	53,847
Tenet Healthcare Corp.*	614	50,802
Topgolf Callaway Brands Corp.*	3,552	46,780
Under Armour, Inc., Class A*	5,439	41,445
United Therapeutics Corp.*	181	38,875
UnitedHealth Group, Inc.	763	390,458
Vail Resorts, Inc.	184	40,848
VF Corp.	2,518	41,446
YETI Holdings, Inc.*	993	43,662
Total United States		6,262,635

Total Common Stocks
(Cost $7,808,173)		8,664,637

Short-Term Investment — 0.0%(b)

Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)
(Cost $1,978)	1,978	1,978

Total Investments — 99.7% (Cost $7,810,151)		8,666,615
Other Assets and Liabilities, Net — 0.3%		21,851
Net Assets — 100%		$8,688,466

Schedule of Investments ─ IQ Healthy Hearts ETF (continued)

January 31, 2024 (unaudited)

		% of
Industry	Value	Net Assets
Health Care	$6,087,458	70.1%
Consumer Discretionary	1,302,532	15.0
Communication Services	427,725	4.9
Information Technology	405,127	4.6
Consumer Staples	305,778	3.5
Industrials	136,017	1.6
Money Market Funds	1,978	0.0 (b)
Total Investments	$8,666,615	99.7%
Other Assets and Liabilities, Net	21,851	0.3
Total Net Assets	$8,688,466	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $82,112; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $87,162.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,664,637	$—	$—	$8,664,637
Short-Term Investment:
Money Market Funds	1,978	—	—	1,978
Total Investments in Securities	$8,666,615	$—	$—	$8,666,615

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy